Pledged assets - Summary of assets pledged as collateral (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 586,768	₩ 365,074
Loans | Financial assets at fair value through profit or loss
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 0	49,902
Reasons for collateral	Pledge for borrowing transaction
Loans | Financial assets at amortised cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 119,699	124,420
Reasons for collateral	Pledge for borrowing transaction
Securities
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 26,526,038	48,350,091
Securities | Financial assets at fair value through profit or loss
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 14,837,334	18,525,421
Reasons for collateral	Customer RP, etc.
Securities | Financial assets at amortised cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 1,464,788	17,659,715
Reasons for collateral	Borrowings, Settlement security for Bank of Korea, Customer RP, etc.
Securities | Financial assets at fair value through other comprehensive income
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 10,223,916	12,164,955
Reasons for collateral	Borrowings, Settlement security for Bank of Korea, Borrowing securities, etc.
Deposits | Financial assets at amortised cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 1,845,022	1,500,246
Reasons for collateral	Borrowings, etc.
Property and Equipment (real estate)
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 5,515	5,039
Reasons for collateral	Establishing the right to collateral security, etc.
Assets pledged as collateral
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 28,496,274	₩ 50,029,698